Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024
Disclosure Of Nature Of Operations [Abstract]
Operating losses	$ 3,999	$ 3,416
Accumulated deficit	$ 102,559		$ 98,560